EMPLOYEE BENEFIT PLANS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure [Line Items]
Life insurance, corporate or bank owned, amount	$ 886	$ 1,000
Unfunded Plan
Defined Benefit Plan Disclosure [Line Items]
PBO in excess of plan assets	$ 144	$ 93
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations (as a percent)	100.00%	100.00%
Pension Benefits | Qualified Plan
Defined Benefit Plan Disclosure [Line Items]
Life insurance, corporate or bank owned, amount			$ 1,000
Benefits paid	$ 190	$ 198
Pension Benefits | Qualified Plan | Level 1
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations (as a percent)	18.20%	23.40%
Pension Benefits | Qualified Plan | Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations (as a percent)	53.50%	55.40%
Pension Benefits | Qualified Plan | Level 3
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, actual plan asset allocations (as a percent)	0.00%	0.00%
Post-retirement Plans
Defined Benefit Plan Disclosure [Line Items]
Benefits paid	$ 20	$ 28
Post-retirement Plans | Executive Survivor Benefits Plan
Defined Benefit Plan Disclosure [Line Items]
Benefit cap	25
Post-employment Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, liability	2	3
AXA Equitable 401(k) Plan
Defined Benefit Plan Disclosure [Line Items]
Expenses recognized	38	64	$ 49
AXA Equitable Life QP - Pre-1987 | Qualified Plan
Defined Benefit Plan Disclosure [Line Items]
Benefits paid	$ 3	$ 4